Related Party Promissory Note and Accrued Interest	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]
NOTE 8 – RELATED PARTY PROMISSORY NOTE PAYABLE
On August 30, 2018, the Company issued an unsecured promissory note (the “Note”) in the principal amount of $750 in favor of Joseph Mannello, the Company’s chief executive officer (the “Lender”).
The Note accrues interest at a rate of 5% per annum and all payments of principal, interest and other amounts under the original Note were payable on March 31, 2020. On March 31, 2020, the Company modified its Note to extend the maturity to March 31, 2021. The Company may prepay, in whole or in part, at any time, the principal, interest and other amounts owed under the Note, without penalty.
In January 2020, the Lender advanced an additional $300 to the Company for general working capital purposes.
On March 2, 2020, the Company entered into securities purchase agreements for a private placement with a group of accredited investors, including four members of the Company’s board of directors. In connection with the closing of the private placement on March 5, 2020, the Company issued 851,240 shares of common stock for aggregate cash proceeds of $1,030 and $825 of the principal amount of the Note was exchanged for 681,818 shares of common stock.
As of June 30, 2020, the total amounts outstanding under the Note was $580 of principal and $74 of accrued interest.

NOTE 8 – RELATED PARTY PROMISSORY NOTE AND ACCRUED INTEREST
On August 30, 2018, the Company issued an unsecured promissory note (the “Note”) in the principal amount of $750 in favor of Joseph Mannello, the Company’s chief executive officer (the “Lender”). Pursuant to the Note, on August 30, 2018, the Lender advanced $500 of funds to the Company. On September 26, 2018, the Lender advanced an additional $250 of funds to the Company.
On November 13, 2018, the Company amended and restated the Note to increase the maximum amount that may be drawn down under the Note from $750 to $1,000. On December 29, 2018, the Lender advanced an additional $250 of funds to the Company. As of December 31, 2018, the Company recorded $1,000 as a liability on the consolidated balance sheets.
The Note accrues interest at a rate of 5% per annum and all payments of principal, interest and other amounts under the original Note were payable on August 31, 2019. The Company may prepay, in whole or in part, at any time, the principal, interest and other amounts owed under the Note, without penalty. As of December 31, 2018, the Company accrued $15 of interest expense on the Note.
On March 27, 2019, $250 of the Note was exchanged for 171,233 shares of Common Stock as part of a private placement.
On October 30, 2019 the Company and the Lender agreed to extend the maturity date.
In December 2019 the Lender advanced an additional $355 to the Company for general working capital purposes. As of December 31, 2019, the total amounts outstanding and due to the Lender under the Note was $1,105 and $54 of accrued interest.
Subsequent to year-end on March 2, 2020, the Company entered into securities purchase agreements for a private placement with a group of accredited investors and issued 1,533,058 shares of Common Stock to the investors, including four members of the Company’s board of directors, for aggregate cash proceeds of $1,030 and $825 of the Note converted into 681,818 shares. The closing of the private placement occurred on March 5, 2020 and included the conversion of $825 of the principal amount of the Note.